UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905

                 First Trust/Aberdeen Emerging Opportunity Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
    VALUE
    (LOCAL                                                               STATED       VALUE
   CURRENCY)                    DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ---------------------------------------------   ------   --------   -----------
BONDS AND NOTES (b) - 70.2%
               ARGENTINA - 2.2%
     1,810,000 Republic of Argentina (USD) .................     7.00%  03/28/11   $   752,035
     2,230,000 Republic of Argentina (USD) .................     7.00%  04/17/17       845,899
       173,270 Republic of Argentina (USD) .................     8.28%  12/31/33        47,216
                                                                                   -----------
                                                                                     1,645,150
                                                                                   -----------
               BRAZIL - 6.8%
       650,000 Banco Nacional de Desenvolvimento
                  Economico e Social (USD) .................     6.37%  06/16/18       621,563
     3,420,000 Brazil NTN - B Note (BRL) ...................     6.00%  08/15/10     2,677,931
       730,000 Dasa Finance Corp. (USD) ....................     8.75%  05/29/18       591,300
     1,000,000 Isa Capital do Brasil S.A. (USD) ............     7.88%  01/30/12       957,500
       580,000 Nota do Tesouro Nacional (BRL) ..............    10.00%  01/01/14       233,312
                                                                                   -----------
                                                                                     5,081,606
                                                                                   -----------
               CHINA - 0.3%
       210,000 Parkson Retail Group Ltd. (USD) .............     7.88%  11/14/11       194,250
                                                                                   -----------
               COLOMBIA - 1.9%
       300,000 EEB International Ltd. (USD) ................     8.75%  10/31/14       280,500
 2,610,000,000 Republic of Colombia (COP) ..................    12.00%  10/22/15     1,155,395
                                                                                   -----------
                                                                                     1,435,895
                                                                                   -----------
               DOMINICAN REPUBLIC - 2.3%
       820,000 Cerveceria Nacional Dominica (USD) (c) ......    16.00%  03/27/12       557,600
       480,910 Dominican Republic (USD) ....................     9.04%  01/23/18       375,110
     1,310,000 Dominican Republic (USD) ....................     8.63%  04/20/27       818,750
                                                                                   -----------
                                                                                     1,751,460
                                                                                   -----------
               EL SALVADOR - 2.6%
       450,000 Republic of El Salvador (USD) ...............     8.25%  04/10/32       353,250
     2,220,000 Republic of El Salvador (USD) ...............     7.65%  06/15/35     1,631,700
                                                                                   -----------
                                                                                     1,984,950
                                                                                   -----------
               GABON - 1.5%
     1,480,000 Gabonese Republic (USD) .....................     8.20%  12/12/17     1,102,600
                                                                                   -----------
               GEORGIA - 1.4%
     1,510,000 Republic of Georgia (USD) ...................     7.50%  04/15/13     1,080,027
                                                                                   -----------
               GHANA - 0.9%
       150,000 Republic of Ghana (USD) .....................     8.50%  10/04/17        93,750
       920,000 Republic of Ghana (USD) .....................     8.50%  10/04/27       575,000
                                                                                   -----------
                                                                                       668,750
                                                                                   -----------
               INDONESIA - 6.8%
     1,740,000 Indonesian Government (IDR) .................     6.75%  03/10/14     1,601,687
 1,850,000,000 Indonesian Recapitalization Bond (IDR) ......    13.40%  02/15/11       168,479
 4,350,000,000 Indonesian Recapitalization Bond (IDR) ......    13.45%  08/15/11       399,063
       700,000 Majapahit Holding B.V. (USD) ................     7.75%  10/17/16       507,373

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
    VALUE
    (LOCAL                                                               STATED       VALUE
   CURRENCY)                    DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ---------------------------------------------   ------   --------   -----------
BONDS AND NOTES (b) - (CONTINUED)
               INDONESIA - (CONTINUED)
       150,000 Majapahit Holding B.V. (USD) ................     7.25%  06/28/17   $   104,390
       350,000 MGTI Finance Company, Ltd. (USD) ............     8.38%  09/15/10       335,863
     1,890,000 Republic of Indonesia (USD) .................    10.38%  05/04/14     2,004,218
                                                                                   -----------
                                                                                     5,121,073
                                                                                   -----------
               KAZAKHSTAN - 1.9%
     1,000,000 Halyk Savings Bank of Kazakhstan (USD) ......     8.13%  10/07/09       937,334
       620,000 KazMunaiGaz Finance Sub B.V. (USD) ..........     8.38%  07/02/13       529,889
                                                                                   -----------
                                                                                     1,467,223
                                                                                   -----------
               MEXICO - 3.1%
       140,000 Desarrolladora Homex S.A. (USD) .............     7.50%  09/28/15        95,200
     8,200,000 Mexican Bonos Desarr Fixed Rate Bond (MXN) ..     7.25%  12/15/16       564,529
    12,340,000 Mexican Bonos Desarr Fixed Rate Bond (MXN) ..    10.00%  11/20/36     1,022,918
       600,000 Mexician Republic (USD) .....................     8.30%  08/15/31       669,510
                                                                                   -----------
                                                                                     2,352,157
                                                                                   -----------
               NIGERIA - 1.7%
       790,000 GTB Finance B.V. (USD) ......................     8.50%  01/29/12       495,725
   174,000,000 KfW International Finance (NGN) .............     8.50%  01/18/11       781,390
                                                                                   -----------
                                                                                     1,277,115
                                                                                   -----------
               PAKISTAN - 0.8%
       550,000 Islamic Republic of Pakistan (USD) ..........     6.88%  06/01/17       270,875
       710,000 Islamic Republic of Pakistan (USD) ..........     7.88%  03/31/36       301,245
                                                                                   -----------
                                                                                       572,120
                                                                                   -----------
               PANAMA - 1.5%
     1,080,000 Republic of Panama (USD) ....................     8.88%  09/30/27     1,144,800
                                                                                   -----------
               PERU - 2.6%
     1,450,000 Republic of Peru International Bond (EUR) ...     7.50%  10/14/14     1,923,585
                                                                                   -----------
               PHILIPPINES - 3.2%
       100,000 Republic of Philippines (USD) ...............     8.00%  01/15/16       110,625
       330,000 Republic of Philippines (USD) ...............     9.38%  01/18/17       383,986
       620,000 Republic of Philippines (USD) ...............    10.63%  03/16/25       789,104
       970,000 Republic of Philippines (USD) ...............     9.50%  02/02/30     1,151,924
                                                                                   -----------
                                                                                     2,435,639
                                                                                   -----------
               RUSSIA - 9.4%
    17,000,000 GPB Eurobond Finance PLC (RUB) ..............     7.25%  02/22/10       436,182
     1,000,000 Mobile Telesystems Finance (USD) ............     8.38%  10/14/10       997,500
    30,678,432 Red Arrow International Leasing PLC (RUB) ...     8.38%  06/30/12       651,443
       350,000 RS Finance (RSB) (USD) ......................     7.50%  10/07/10       190,401
     1,050,000 RSHB Capital S.A. (USD) .....................     7.18%  05/16/13       885,203
     1,725,000 RSHB Capital S.A. (USD) .....................     7.75%  05/29/18     1,293,750
       560,000 Transcapitalinvest Ltd. (USD) ...............     8.70%  08/07/18       493,707
     1,000,000 UBS Luxembourg (USD) ........................     8.00%  02/11/10       957,836

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
    VALUE
    (LOCAL                                                               STATED       VALUE
   CURRENCY)                    DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ---------------------------------------------   ------   --------   -----------
BONDS AND NOTES (b) - (CONTINUED)
               RUSSIA - (CONTINUED)
       780,000 UBS Luxembourg S.A. (USD) (c) ...............     6.23%  02/11/15   $   567,450
       750,000 VTB Capital S.A. (USD) ......................     6.88%  05/29/18       584,858
                                                                                   -----------
                                                                                     7,058,330
                                                                                   -----------
               SERBIA - 0.8%
       840,000 Republic of Serbia (USD) (d) ................     3.75%  11/01/24       596,736
                                                                                   -----------
               SOUTH AFRICA - 2.5%
     1,260,000 Republic of South Africa (USD) ..............     7.38%  04/25/12     1,316,196
       540,000 Republic of South Africa (USD) ..............     6.50%  06/02/14       543,701
                                                                                   -----------
                                                                                     1,859,897
                                                                                   -----------
               SOUTH KOREA - 1.2%
       860,000 Korea Development Bank (USD) ................     8.00%  01/23/14       882,016
                                                                                   -----------
               TURKEY - 2.9%
       980,000 Republic of Turkey (USD) ....................     9.50%  01/15/14     1,058,126
       320,000 Turkey Government Bond (TRY) ................    16.00%  03/07/12       196,590
     1,380,000 Turkey Government Bond,
                  Inflation Adjusted Bond (TRY) (e) ........    10.00%  02/15/12       925,934
                                                                                   -----------
                                                                                     2,180,650
                                                                                   -----------
               UKRAINE - 2.6%
       800,000 Alfa Bank Ukraine (USD) .....................     9.75%  12/22/09       449,424
     1,070,000 EX-IM Bank of Ukraine (USD) .................     7.65%  09/07/11       412,155
       500,000 UBS AG Jersey Branch, Credit Linked Note
                  (USD) ....................................     9.13%  06/21/10       111,900
       120,000 Ukraine Government (USD) ....................     6.39%  06/26/12        57,810
       230,000 Ukraine Government (USD) ....................     6.58%  11/21/16       105,388
     1,800,000 Ukraine Government (USD) ....................     6.75%  11/14/17       819,000
                                                                                   -----------
                                                                                     1,955,677
                                                                                   -----------
               URUGUAY - 3.4%
       570,000 Republic of Uraguay, PIK (USD) ..............     7.88%  01/15/33       481,793
     1,010,000 Republic Orient Uruguay (USD) ...............     7.63%  03/21/36       826,231
    37,710,000 Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (e) ........     5.00%  09/14/18     1,079,664
     8,560,000 Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (e) ........     4.25%  04/05/27       181,145
                                                                                   -----------
                                                                                     2,568,833
                                                                                   -----------
               VENEZUELA - 5.9%
     1,700,000 Bolivarian Republic of Venezuela (USD) (c) ..     2.12%  04/20/11     1,235,475
       240,000 Bolivarian Republic of Venezuela (USD) ......     9.00%  05/07/23       123,600
     2,360,000 Petroleos de Venezuela S.A. (USD) ...........     5.25%  04/12/17       991,200
       191,000 Republic of Venezuela (USD) .................    10.75%  09/19/13       136,584
     1,045,000 Republic of Venezuela (USD) .................     8.50%  10/08/14       647,900
     2,680,000 Republic of Venezuela (USD) .................     5.75%  02/26/16     1,314,540
                                                                                   -----------
                                                                                     4,449,299
                                                                                   -----------
               TOTAL BONDS AND NOTES
               (Cost $65,780,333) ..........................                        52,789,838
                                                                                   -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                        DESCRIPTION                             VALUE
---------- -------------------------------------------------------   -----------
COMMON STOCKS - 39.5%
           ARGENTINA - 0.8%
    31,000 Tenaris S.A., ADR .....................................   $   625,270
                                                                     -----------
           BRAZIL - 7.0%
    78,450 Banco Bradesco S.A., ADR ..............................       776,655
    86,000 Companhia Vale do Rio Doce, ADR, Preferance Shares ....       970,080
    90,000 Lojas Renner S.A. .....................................       557,129
    39,000 Petroleo Brasileiro S.A., ADR .........................       955,500
    32,000 Souza Cruz S.A. .......................................       611,928
    28,000 Telecomunicacoes de Sao Paulo S.A. ....................       463,257
    38,000 Ultrapar Participacoes S.A., Preference Shares ........       907,512
                                                                     -----------
                                                                       5,242,061
                                                                     -----------
           CHILE - 1.1%
    23,000 Banco Santander Chile S.A., ADR .......................       790,050
                                                                     -----------
           CHINA - 4.5%
    90,000 China Mobile Ltd. (f) .................................       783,981
   350,000 Dah Sing Banking Group Ltd. (f) .......................       192,186
   200,000 Hang Lung Group Ltd. (f) ..............................       609,175
    20,000 Hong Kong Exchanges & Clearing Ltd. (f) ...............       188,749
   920,000 PetroChina Company Ltd., H Shares (f) .................       733,969
   700,000 Swire Pacific Ltd., B Shares (f) ......................       900,617
                                                                     -----------
                                                                       3,408,677
                                                                     -----------
           CZECH REPUBLIC - 0.4%
     3,000 Komercni Banka AS (f) .................................       302,161
                                                                     -----------
           HUNGARY - 0.8%
     5,300 Richter Gedeon, GDR ...................................       575,946
                                                                     -----------
           INDIA - 2.8%
    20,000 GlaxoSmithKline Pharmaceuticals Ltd. (f) ..............       431,252
    13,000 Grasim Industries Ltd. (f) ............................       404,263
    40,000 Hero Honda Motors Ltd. (f) ............................       847,706
    11,500 Housing Development Finance Corp. Ltd. (f) ............       320,912
    20,000 ICICI Bank Ltd. (f) ...................................       131,438
                                                                     -----------
                                                                       2,135,571
                                                                     -----------
           INDONESIA - 1.3%
   773,500 PT Astra International Tbk (f) ........................       957,473
                                                                     -----------
           MALAYSIA - 2.1%
    80,300 British American Tobacco Malaysia Berhad (f) ..........     1,002,844
   289,000 Public Bank Berhad (f) ................................       598,927
                                                                     -----------
                                                                       1,601,771
                                                                     -----------
           MEXICO - 4.3%
    36,900 Fomento Economico Mexicano, S.A.B. de C.V., ADR .......       930,249
    40,000 Grupo Aeroportuario del Centro Norte, S.A.B. de
              C.V., ADR ..........................................       290,400
   361,000 Grupo Continental, S.A.B. .............................       583,360

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                        DESCRIPTION                             VALUE
---------- -------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
           MEXICO - (CONTINUED)
   474,939 Grupo Financiero Banorte, S.A.B. de C.V., O Shares ....   $   628,334
   256,000 Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares ....       830,983
                                                                     -----------
                                                                       3,263,326
                                                                     -----------
           PHILIPPINES - 1.1%
 1,164,000 Bank of the Philippine Islands (f) ....................       818,255
                                                                     -----------
           QATAR - 0.4%
    28,000 Qatar Insurance Company (f) ...........................       292,459
                                                                     -----------
           RUSSIA - 0.7%
    14,500 LUKOIL, ADR ...........................................       546,650
                                                                     -----------
           SOUTH AFRICA - 1.9%
   130,000 Massmart Holdings Ltd. (f) ............................       955,757
   142,729 Truworths International Ltd. (f) ......................       484,167
                                                                     -----------
                                                                       1,439,924
                                                                     -----------
           SOUTH KOREA - 2.5%
    66,998 Pusan Bank (f) ........................................       288,828
     5,700 Samsung Electronics Company Ltd., Preference
              Shares (f) .........................................     1,306,737
       850 Shinsegae Company Ltd. (f) ............................       266,960
                                                                     -----------
                                                                       1,862,525
                                                                     -----------
           TAIWAN - 3.3%
   900,450 Taiwan Mobile Company, Ltd. (f) .......................     1,307,097
   764,750 Taiwan Semiconductor Manufacturing Company, Ltd. (f) ..     1,151,600
                                                                     -----------
                                                                       2,458,697
                                                                     -----------
           THAILAND - 1.9%
   250,000 PTT Exploration and Production Public Company Ltd. ....       685,535
   275,000 Siam Cement Public (The) Company Ltd. (f) .............       760,778
                                                                     -----------
                                                                       1,446,313
                                                                     -----------
           TURKEY - 1.8%
   344,000 Aksigorta AS (f) ......................................       538,009
    22,610 Bim Birlesik Magazalar AS (f) .........................       479,597
   156,000 Cimsa Cimento Sanayi ve Ticaret AS (f) ................       312,424
                                                                     -----------
                                                                       1,330,030
                                                                     -----------
           UNITED KINGDOM - 0.8%
    50,696 Standard Chartered PLC (f) ............................       629,506
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $41,332,326) ....................................    29,726,665
                                                                     -----------
           TOTAL INVESTMENTS - 109.7%
           (Cost $107,112,659) (g) ...............................    82,516,503
           LOAN OUTSTANDING - (11.3)% ............................    (8,500,000)
           NET OTHER ASSETS AND LIABILITIES - 1.6% ...............     1,206,419
                                                                     -----------
           NET ASSETS - 100.0% ...................................   $75,222,922
                                                                     ===========

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2009.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,958,647 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,554,803.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
RSB  Russian Standard Bank

Currency

BRL  Brazilian Real
COP  Colombian Peso
EUR  Euro Dollar
IDR  Indonesian Rupiah
MXN  Mexican Peso
NGN  Nigerian Naira
RUB  Russian Ruble
TRY  Turkish Lira
USD  United States Dollar
UYU  Uruguayan Peso
ZAR  South African Rand

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                  OTHER FINANCIAL
VALUATION INPUTS                                    INVESTMENTS   INSTRUMENTS (a)
----------------                                    -----------   ---------------
Level 1 - Quoted Prices .........................   $11,728,838      $(163,463)
Level 2 - Other Significant Observable Inputs ...    70,787,665             --
Level 3 - Significant Unobservable Inputs .......            --             --
                                                    -----------      ---------
TOTAL ...........................................   $82,516,503      $(163,463)
                                                    ===========      =========

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts (see Schedule of Forward Foreign Currency Contracts).

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                           % OF TOTAL
INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------                    -----------
Government Bonds and Notes                    44.3%
Commercial Banks                              10.1
Diversified Financial Services                 6.4
Oil, Gas & Consumable Fuels                    5.4
Wireless Telecommunication Services            3.7
Semiconductors & Semiconductor Equipment       3.0
Beverages                                      2.5
Automobiles                                    2.2
Food & Staples Retailing                       2.1
Special Purpose Banks                          2.0
Tobacco                                        1.9
Real Estate Management & Development           1.8
Construction Materials                         1.8
Diversified Telecommunication Services         1.7
Specialty Retail                               1.7
Pharmaceuticals                                1.2
Metals & Mining                                1.2
Electric Utilities                             1.1
Household Products                             1.0
Insurance                                      1.0
Multiline Retail                               0.9
Energy Equipment & Services                    0.8
Health Care                                    0.7
Export/Import Bank                             0.5
Thrifts & Mortgage Finance                     0.4
Transportation Infrastructure                  0.4
Capital Markets                                0.1
Household Durables                             0.1
                                             -----
   Total                                     100.0%
                                             =====

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2009 (UNAUDITED)

            FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                       CONTRACTS TO RECEIVE
            ------------------------------------------       NET           NET
                                   LOCAL                 UNREALIZED    UNREALIZED
                                 CURRENCY       IN      APPRECIATION  DEPRECIATION
EXPIRATION         LOCAL         VALUE IN    EXCHANGE   OF CONTRACTS  OF CONTRACTS
   DATE         CURRENCY (a)      U.S. $    FOR U.S. $     U.S. $        U.S. $
----------  ------------------  ----------  ----------  ------------  ------------
04/24/09    EUR        239,000  $  317,518  $  316,281    $  1,237        $--
05/15/09    IDR 13,058,591,000   1,116,357   1,064,719      51,638         --
05/15/09    RUB     18,599,000     539,782     516,639      23,143         --
04/24/09    TRY        136,000      81,276      73,971       7,305         --
04/24/09    ZAR      3,965,000     415,942     382,187      33,755         --
                                                          --------        ---
                                                          $117,078        $--
                                                          --------        ---

            FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                       CONTRACTS TO DELIVER
            ------------------------------------------       NET           NET
                                   LOCAL                 UNREALIZED    UNREALIZED
                                 CURRENCY       IN      APPRECIATION  DEPRECIATION
EXPIRATION         LOCAL         VALUE IN    EXCHANGE   OF CONTRACTS  OF CONTRACTS
   DATE         CURRENCY (A)      U.S. $    FOR U.S. $     U.S. $        U.S. $
----------  ------------------  ----------  ----------  ------------  ------------
05/15/09    BRL      4,217,000  $1,797,700  $1,787,065    $     --      $ (10,635)
05/15/09    COP  2,645,434,000   1,033,797   1,055,219      21,422             --
04/24/09    EUR      1,417,000   1,882,523   1,832,202          --        (50,321)
05/15/09    IDR 13,058,591,000   1,116,357   1,046,361          --        (69,996)
04/24/09    MXN     19,149,000   1,345,356   1,302,701          --        (42,655)
05/15/09    RUB     18,599,000     539,782     476,287          --        (63,495)
04/24/09    TRY      1,744,000   1,042,238   1,004,877          --        (37,361)
04/24/09    ZAR      3,965,000     415,942     388,442          --        (27,500)
                                                          --------      ---------
                                                          $ 21,422      $(301,963)
                                                          --------      ---------
Unrealized Appreciation (Depreciation) ................   $138,500      $(301,963)
                                                          ========      =========
Net Unrealized Appreciation (Depreciation) ............                 $(163,463)
                                                                        =========

(a)  Please see page 6 for currency descriptions.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2009 (UNAUDITED)

                      1.VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2009 is included in the Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures, if any.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At March 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Aberdeen Emerging Opportunity Fund


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09


By (Signature and Title)* /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date 5/28/09

* Print the name and title of each signing officer under his or her signature.